Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001792781
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	TORRID HOLDINGS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40571
Entity Tax Identification Number	84-3517567
Entity Address, Address Line One	18501 East San Jose Avenue
Entity Address, City or Town	City of Industry
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91748
City Area Code	(626)
Local Phone Number	667-1002
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock par value $0.01 per share
Trading Symbol	CURV
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true